Annual Total Returns (Vanguard Total International Stock Index Fund - Investor Shares Participant) (Vanguard Total International Stock Index Fund, Vanguard Total International Stock Index Fund - Investor Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Annual Total Return
2014	(4.24%)
2013	15.04%
2012	18.14%
2011	(14.56%)
2010	11.12%
2009	36.73%
2008	(44.10%)
2007	15.52%
2006	26.64%
2005	15.57%